CREDITOR PROTECTION PROCEEDINGS RELATED DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
Creditor Protection Proceedings Related Disclosures [Abstract]
Schedule of Amounts Recognized in Balance Sheet [Table Text Block]

The adjustments set forth in the column labeled Fresh start accounting adjustments reflect, among other things, adjustments to the carrying values of the company’s assets and liabilities to reflect their fair values, and the elimination of common stock, additional paid-in-capital, deficit and accumulated other comprehensive loss as a result of the application of fresh start accounting.

	As at September 30, 2012
		Plan of	Fresh Start
		Arrangement	Accounting
(In millions of Canadian dollars)	Predecessor	Adjustments	Adjustments	Successor
Assets
Current assets
Cash and cash equivalents	$22.7	$(10.5)[1]	$–	$12.2
Restricted cash	9.8	(6.1)[1]	–	3.7
Accounts receivable	144.8	(4.0)[4]	–	140.8
Inventories	131.5	–	–	131.5
Prepaids and other	20.1	–	(7.1)[7]	13.0
Assets held for sale	44.2	–	12.07	56.2
	373.1	(20.6)	4.9	357.4
Property, plant and equipment	356.7	–	257.47	614.1
Goodwill	–	–	56.77	56.7
Deferred income tax assets	2.5	–	(2.5)[7]	–
Other assets	2.6	9.31	–	11.9
	$734.9	$(11.3)	$316.5	$1,040.1
Liabilities
Liabilities not subject to compromise
Current liabilities
Accounts payable and accrued liabilities	$85.3	$12.22	$–	$97.5
Current portion of long-term debt	6.7	–	–	6.7
Liabilities associated with assets held for sale	16.6	0.52	(2.3)[7]	14.8
	108.6	12.7	(2.3)	119.0
Long-term debt	215.4	243.53	–	458.9
Employee future benefits	300.4	–	–	300.4
Other long-term obligations	9.0	–	–	9.0
Deferred credits	9.6		(9.6)[7]	–
Total liabilities not subject to compromise	643.0	256.2	(11.9)	887.3
Liabilities subject to compromise	875.5	(875.5)[4]	–	–
Total liabilities	1,518.5	(619.3)	(11.9)	887.3
Deficiency
Shareholders’ deficiency
Predecessor common stock	1,035.2	–	(1,035.2)[8]	–
Successor common stock	–	144.95	–	144.9
Additional paid-in capital	16.7	–	(16.7)[8]	–
Deficit	(1,688.1)	463.16	1,225.08	–
Accumulated other comprehensive loss	(114.1)	–	114.18	–
	(750.3)	608.0	287.2	144.9
Non-controlling interest (deficit)	(33.3)	–	41.2	7.9
	(783.6)	608.0	328.47	152.8
	$734.9	$(11.3)	$316.5	$1,040.1

Schedule Of Amended Plan Of Arrangement [Table Text Block]
Implementation of the Plan resulted in the following cash impact:

(In millions of Canadian dollars)
Proceeds from implementation of the Plan:
Release of restricted cash	$6.1
Borrowing under the ABL Facility	64.0
Issuance of Floating Rate Notes	33.4
Payments related to implementation of the Plan
Repayment of DIP Credit Facility, including exit fee of $6.9 million	(104.5)
Payment of issuance costs related to new debt	(9.3)
Other	(0.2)
$(10.5)

Schedule Of Amended Plan Settlement Or Extinguishment Of Liabilities [Table Text Block]
The settlement or extinguishment of all remaining liabilities subject to compromise as of September 30, 2012 under the Plan is summarized below:
(In millions of Canadian dollars)
Unsecured pre-petition debt	$243.9
Secured pre-petition debt	380.9
Accrued interest on unsecured pre-petition debt	18.9
Accrued interest on secured pre-petition debt	59.5
Accounts payable and accrued liabilities, excluding accrued interest	33.8
Pension and other post-retirement projected benefit obligations	24.8
Labour union claim *	91.8
Rejected leases and contracts	21.9
Total liabilities subject to compromise of the Predecessor company	875.5
Issuance of Successor company common stock **	(144.9)
Issuance of new senior secured notes	(243.8)
Estimated Cash Convenience Pool payable	(0.9)
Estimated PREI Proceeds Pool payable ***	(11.7)
Elimination of sales tax receivable related to compromised accounts payable	(4.0)
Gain on extinguishment of liabilities subject to compromise ****	$470.2

*	The labour unions at the company’s Canadian mills submitted unsecured claims with respect to the June 25, 2012 creditor vote on the Plan. These claims were based on the estimated present value of the five-year wage and benefit reductions agreed to in the new labour agreements that went into effect on May 1, 2012. These claims, which were under dispute at the time of the approval of the Plan, were subsequently allowed by the Court.
**	On September 30, 2012, the company had 14.4 million common shares outstanding. These common shares were issued to its secured bondholders. On September 30, 2012, the company held a total of 0.6 million common shares in reserve for the benefit of holders of allowed unsecured creditor claims comprising the Unsecured Creditor Share Pool. In December 2012, 127,571 additional common shares were issued as full and final settlement of the Unsecured Creditor Share Pool, increasing the total common shares outstanding as of December 31, 2012 to 14,527,571.
***	The company entered into an agreement to sell PREI on February 13, 2013 for $33.0 million and therefore adjusted the estimated PREI Proceeds Pool payable as of December 31, 2012 to $12.9 million.
****	Includes gain related to discontinued operations of $4.8 million. See note 9, Assets held for sale and discontinued operations.

Schedule Of Issuance Of Common Stock [Table Text Block]
Reflects the issuance of common stock of the Successor company, which had an equity value of $144.9 million as of September 30, 2012 which was determined as follows:

(In millions of Canadian dollars)
Enterprise value	$392.9
Plus:
Net redundant assets	117.3
Less:
Interest bearing debt	(351.8)
Other adjustments	(13.5)
Equity value of the Successor company	$144.9

Schedule Of Reorganization Items [Table Text Block]
Reflects the following items, all of which were included in Reorganization items, net in our consolidated statements of earnings (loss) for the nine months ended September 30, 2012:

(In millions of Canadian dollars)
Gain on extinguishment of liabilities subject to compromise	$470.2
Professional fees *	(6.9)
Other	(0.2)
Gain due to plan of arrangement adjustments **	$463.1

*	Represents professional fees that were contractually due to certain professionals as “success” fees upon the company’s emergence from the creditor protection proceedings and were recorded as part of the effects of implementing the plan of arrangement.

**	Includes gain related to discontinued operations of $7.1 million. See note 9, Assets held for sale and discontinued operations

Asset and Liabilities To Reflect Estimated Values Based On Respective Valuation Methods [Table Text Block]
Reflects the following adjustments to the carrying value of asset and liabilities to reflect their estimated values as of September 30, 2012 based on the respective valuation methods discussed previously:

(In millions of Canadian dollars)
Prepaids and other	$(7.1)
Property, plant and equipment	257.4
Assets held for sale	12.0
Goodwill	56.7
Deferred income tax assets	(2.5)
Liabilities associated with assets held for sale	2.3
Deferred credits	9.6
Gain due to fresh start accounting adjustments	$328.4

Reconciliation Of Enterprise Equity Value and Allocation Of Reorganization Value To Assets and Liabilities [Table Text Block]

The following table summarizes the reconciliation of the enterprise equity value to the reorganization value, and the allocation of the reorganization value to the assets and liabilities of the Successor company based on their estimated fair values as of September 30, 2012.

(In millions of Canadian dollars)
Enterprise value of the Successor company, including net redundant assets and other adjustments	$496.7
Adjusted for:
Non-controlling deficit	7.9
Non-interest bearing liabilities	535.5
Reorganization value to be allocated to assets	1,040.1
Less amounts allocated to the value of:
Total current assets	(357.4)
Property, plant and equipment	(614.1)
Other assets	(11.9)
Reorganization value not allocated (goodwill)	$56.7

Components Of Reorganization Items Net [Table Text Block]

The components of reorganization items, net for the three months ended December 31, 2012 and the nine months ended September 30, 2012, were as follows:

Reorganization items, net	Three months ended December 31, 2012	Nine months ended September 30, 2012
Professional fees ¹	$1.8	$24.7
Gain due to plan of arrangement adjustments ²	1.4	(456.0)
Gain due to fresh start accounting adjustments ³	–	(328.3)
DIP financing costs [4]	–	3.8
Acceleration of ABL financing costs [5]	–	3.3
Provision for repudiated lease contract [6]	–	7.0
Write-off of debt discount, modification and issuance costs [7]	–	(11.0)
Adjustment to pre-petition accounts payable [8]	–	(4.8)
Adjustment to other post-employment benefits	–	2.4
Provision for labour union claims [9]	–	91.8
Other	–	0.2
Reorganization items, net from continuing operations	3.2	(666.9)
Gain due to plan of arrangement adjustments ²	1.0	(7.1)
Gain due to fresh start accounting adjustments ³	–	(0.1)
Adjustment to pre-petition accounts payable	–	(1.9)
Provision for repudiated coal contract [6]	–	4.3
Reorganization items, net from discontinued operations	1.0	(4.8)
Total	$4.2	$(671.7)

1	Professional fees directly related to the creditor protection proceedings, ongoing monitoring and establishment of a reorganization plan, including legal, consulting and other professional fees.

2	See discussion under Plan of arrangement adjustments above.

3	See discussion under Fresh start accounting adjustments above.

4	DIP financing costs incurred in connection with entering into the DIP Credit Agreement, including commitment fees.

5	Pursuant to the creditor protection proceedings, the company’s former ABL Facility was replaced by the DIP Credit Facility which resulted in the acceleration of the remaining deferred unamortized financing costs on the ABL Facility to the consolidated statements of earnings (loss).

6	The company repudiated on a lease contract at its paper recycling operation which was closed in 2010, resulting in a $7.0 million adjustment to the allowed claims amount. The company repudiated on a coal contract at its Snowflake mill, discontinued on September 30, 2012, which resulted in adjustments for allowed claims of $4.3 million.

7	The company’s secured and unsecured pre-petition debt balances were adjusted to the allowed claims amounts, defined as the outstanding principal plus accrued and unpaid interest, which resulted in the write-off of the unamortized discount, modification and debt issue costs on the 2014 Notes and 2016 Notes.

8	The company’s pre-petition accounts payable were adjusted to the allowed claims amount.

9	The labour unions at the company’s Canadian mills submitted unsecured claims with respect to the June 25, 2012 creditor vote on the Plan. These claims were based on the estimated present value of the five-year wage and benefit reductions agreed to in the new labour agreements that went into effect on May 1, 2012. These claims, which were under dispute at the time of the approval of the Plan, were subsequently allowed by the Court, resulting in a provision for $91.8 million.